Research and Development Expense	12 Months Ended
Jun. 30, 2024
Research and Development Expense [Abstract]
Research and development expense

Note 25. Research and development expense

	For the year ended
	June 30, 2024	June 30, 2023	June 30, 2022
Professional fees	(1,368,678)	(886,628)	(373,259)
Amortization of intangible assets	(168,051)	-	-
Laboratories’ related expenses	(111,592)	(434,551)	(449,442)
Depreciation of right-of-use assets	(104,861)	-	-
Depreciation of fixed assets	(13,648)	(1,699)	(1,699)
Other research and development expenses	(5,443)	(28,339)	(160,758)
Total Research and development expenses	$(1,772,273)	$(1,351,217)	$(985,158)